Investments in associates and joint venture - Joint venture under IFRS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Investments in associates [Line Items]
Current assets	$ 838,362	$ 577,762
Non-current assets	4,209,541	3,956,037
Current liabilities	479,738	441,605
Non-current liabilities	1,008,464	922,983
Equity	3,559,701	3,169,211	$ 3,162,941	$ 2,538,531
Profit (loss) from continuing operations	417,285	39,530	124,388
Group interests	189,847	152,225	176,270
Joint ventures [member]
Disclosure of Investments in associates [Line Items]
Current assets	18,646	17,375
Non-current assets	61,025	67,589
Current liabilities	14,934	12,896
Non-current liabilities	41,099	50,572
Equity	23,638	21,496
Group's share in results	1,851	1,628
Revenue	27,787	98,270	27,538
Profit (loss) from continuing operations	1,073	(148)	(137)
Group interests	$ 126	$ (79)	$ (11)